Quarterly Holdings Report
for
Fidelity Series Select International Small Cap Fund
July 31, 2023
SSI-NPRT3-0923
1.9906202.100
Common Stocks - 97.3%
	Shares	Value ($)
Australia - 8.1%
29Metals Ltd.	3,273	1,583
ALS Ltd.	890	7,018
Ansell Ltd.	270	4,378
Aurizon Holdings Ltd.	2,153	5,510
Beach Energy Ltd.	5,678	6,159
carsales.com Ltd.	409	6,830
Challenger Ltd.	953	4,590
Flight Centre Travel Group Ltd. (a)	592	9,293
GUD Holdings Ltd.	1,090	7,300
IGO Ltd.	259	2,401
Incitec Pivot Ltd.	2,876	5,834
Iress Ltd.	669	4,664
McMillan Shakespeare Ltd.	754	10,023
National Storage REIT unit	4,732	7,374
Steadfast Group Ltd.	2,580	10,103
Treasury Wine Estates Ltd.	809	6,113
TOTAL AUSTRALIA		99,173
Austria - 2.1%
AT&S Austria Technologie & Systemtechnik AG	197	7,442
Schoeller-Bleckmann Oilfield Equipment AG	97	5,866
Wienerberger AG	268	8,787
Zumtobel AG	440	3,846
TOTAL AUSTRIA		25,941
Bailiwick of Jersey - 0.5%
JTC PLC (b)	725	6,699
Belgium - 1.6%
Azelis Group NV	277	7,157
Econocom Group SA	1,921	5,544
Fagron NV	406	7,223
TOTAL BELGIUM		19,924
Finland - 1.4%
Huhtamaki Oyj	173	6,146
Musti Group OYJ	206	4,041
Rovio Entertainment OYJ (b)	685	6,937
TOTAL FINLAND		17,124
France - 6.0%
Altarea SCA	44	4,112
ALTEN	48	6,914
Euroapi SASU (a)	303	3,535
Exclusive Networks SA	374	7,978
Ipsos SA	147	7,348
Nexans SA	55	4,880
Rexel SA	413	9,954
SEB SA	50	5,602
Ubisoft Entertainment SA (a)	150	5,047
Vallourec SA (a)	514	6,703
Vicat SA	127	4,315
Virbac SA	23	7,081
TOTAL FRANCE		73,469
Germany - 4.9%
Bilfinger Berger AG	151	5,469
CTS Eventim AG	108	7,368
Gerresheimer AG	60	7,105
Lanxess AG	140	4,713
Mensch und Maschine Software SE	82	4,860
Patrizia Immobilien AG	474	4,847
PVA TePla AG (a)	189	4,451
SAF-Holland SA	623	8,898
Stabilus Se	116	6,613
Takkt AG	400	5,744
TOTAL GERMANY		60,068
Hong Kong - 2.0%
ASMPT Ltd.	469	4,561
Dah Sing Financial Holdings Ltd.	1,207	2,978
Fortune (REIT)	4,496	3,246
Hysan Development Co. Ltd.	2,024	4,775
Luk Fook Holdings International Ltd.	2,386	6,287
Melco International Development Ltd. (a)	3,000	3,158
TOTAL HONG KONG		25,005
Ireland - 2.1%
Bank of Ireland Group PLC	675	7,122
C&C Group PLC (United Kingdom)	3,268	5,788
Dalata Hotel Group PLC (a)	1,560	7,298
Uniphar PLC	1,750	5,532
TOTAL IRELAND		25,740
Israel - 1.7%
Bezeq The Israel Telecommunication Corp. Ltd.	3,830	5,073
Nova Ltd. (a)	80	9,939
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	93	5,615
TOTAL ISRAEL		20,627
Italy - 2.6%
Banca Generali SpA	257	9,630
Banco BPM SpA	1,100	5,501
Brembo SpA	574	8,122
Carel Industries SpA (b)	144	4,124
GVS SpA (a)(b)	739	4,692
TOTAL ITALY		32,069
Japan - 32.0%
Aeon Delight Co. Ltd.	230	4,760
Anritsu Corp.	441	3,469
As One Corp.	120	4,765
ASKUL Corp.	481	6,705
Azbil Corp.	196	6,172
Bank of Kyoto Ltd.	169	9,956
Cosmos Pharmaceutical Corp.	61	7,045
Daido Steel Co. Ltd.	150	6,416
Daiichikosho Co. Ltd.	626	12,626
Daiwa Securities Living Invest	8	6,405
Dowa Holdings Co. Ltd.	162	5,224
FP Corp.	241	5,072
Fukushima Industries Corp.	180	6,377
Funai Soken Holdings, Inc.	300	5,557
Fuyo General Lease Co. Ltd.	110	9,070
GMO Internet, Inc.	180	3,569
Haseko Corp.	568	7,388
Inaba Denki Sangyo Co. Ltd.	400	8,871
J. Front Retailing Co. Ltd.	642	6,241
JTOWER, Inc. (a)	135	6,880
Kamigumi Co. Ltd.	398	9,226
Kaneka Corp.	298	8,760
Kawasaki Heavy Industries Ltd.	290	7,383
Kissei Pharmaceutical Co. Ltd.	365	7,723
Koshidaka Holdings Co. Ltd.	900	7,478
Kyoritsu Maintenance Co. Ltd.	148	5,794
Kyushu Railway Co.	260	5,697
Maruwa Ceramic Co. Ltd.	52	8,623
Milbon Co. Ltd.	162	5,825
Mitsubishi Logisnext Co. Ltd.	900	8,079
Miura Co. Ltd.	250	6,295
Money Forward, Inc. (a)	100	4,318
Morinaga & Co. Ltd.	222	7,214
Nabtesco Corp.	291	6,157
Nagaileben Co. Ltd.	290	4,807
Net One Systems Co. Ltd.	238	5,221
Nikkiso Co. Ltd.	978	6,221
Nippon Gas Co. Ltd.	413	6,079
Okinawa Cellular Telephone Co.	299	6,316
PALTAC Corp.	182	6,109
Park24 Co. Ltd. (a)	416	5,477
Penta-Ocean Construction Co. Ltd.	908	4,923
Relo Group, Inc.	388	5,351
Resonac Holdings Corp.	325	5,310
Roland Corp.	186	5,295
Sanwa Holdings Corp.	568	7,714
SHIFT, Inc. (a)	29	6,849
SOSiLA Logistics REIT, Inc.	5	4,516
Stanley Electric Co. Ltd.	358	6,602
Sumco Corp.	459	6,679
Suruga Bank Ltd.	1,988	8,356
Tokyo Tatemono Co. Ltd.	433	5,775
Toyo Gosei Co. Ltd.	100	5,982
Toyo Suisan Kaisha Ltd.	170	7,037
Tsumura & Co.	219	4,072
Tsuruha Holdings, Inc.	69	5,294
Valqua Ltd.	348	9,503
Workman Co. Ltd.	183	6,676
Yokogawa Electric Corp.	348	6,523
Zuken, Inc.	290	8,439
TOTAL JAPAN		392,266
Netherlands - 1.1%
Eurocommercial Properties NV	342	8,649
TKH Group NV (bearer) (depositary receipt)	100	5,218
TOTAL NETHERLANDS		13,867
New Zealand - 0.8%
Contact Energy Ltd.	1,780	9,187
Norway - 1.5%
Schibsted ASA (A Shares)	260	5,569
Sparebanken Midt-Norge	500	7,015
TGS ASA	389	5,185
TOTAL NORWAY		17,769
Singapore - 2.5%
CDL Hospitality Trusts unit	7,932	7,098
Mapletree Industrial (REIT)	3,685	6,207
Sembcorp Industries Ltd.	3,093	12,671
Wing Tai Holdings Ltd.	4,256	4,577
TOTAL SINGAPORE		30,553
Spain - 3.1%
Applus Services SA	792	8,499
Bankinter SA	1,287	8,318
Cie Automotive SA	179	5,605
Compania de Distribucion Integral Logista Holdings SA	317	8,825
Fluidra SA	320	7,079
TOTAL SPAIN		38,326
Sweden - 5.7%
AAK AB	510	9,797
AddTech AB (B Shares)	391	7,288
Arjo AB	1,090	4,660
Avanza Bank Holding AB	310	7,018
Cloetta AB	2,481	4,440
Granges AB	500	5,106
Hemnet Group AB	338	5,988
HEXPOL AB (B Shares)	715	7,764
Loomis AB (B Shares)	210	6,121
Munters Group AB (b)	905	11,486
TOTAL SWEDEN		69,668
Switzerland - 3.6%
Bucher Industries AG	16	7,119
Lastminute.com NV (a)	155	5,128
OC Oerlikon Corp. AG (Reg.)	793	4,305
PSP Swiss Property AG	57	6,719
Sensirion Holding AG (a)(b)	45	3,937
Tecan Group AG	18	7,150
VZ Holding AG	109	10,124
TOTAL SWITZERLAND		44,482
United Kingdom - 14.0%
B&M European Value Retail SA	1,466	10,408
Britvic PLC	699	7,751
Close Brothers Group PLC	531	6,263
DCC PLC (United Kingdom)	110	6,368
Grainger Trust PLC	2,272	7,342
Harbour Energy PLC	1,109	3,793
Hill & Smith Holdings PLC	342	6,926
Inchcape PLC	616	6,471
Indivior PLC (a)	200	4,499
J.D. Wetherspoon PLC (a)	707	6,134
Jet2 PLC	516	7,443
Lancashire Holdings Ltd.	1,514	11,600
Mitie Group PLC	7,896	10,316
Pets At Home Group PLC	1,177	5,927
Renewi PLC (a)	1,032	6,887
Sabre Insurance Group PLC (b)	5,571	9,866
Savills PLC	400	5,000
Senior Engineering Group PLC	3,931	8,405
Spectris PLC	189	8,516
Synthomer PLC	2,500	2,677
Tate & Lyle PLC	651	6,237
Unite Group PLC	623	7,783
Vistry Group PLC	764	7,741
WH Smith PLC	401	7,683
TOTAL UNITED KINGDOM		172,036
TOTAL COMMON STOCKS (Cost $1,013,857)		1,193,993

Nonconvertible Preferred Stocks - 0.6%
	Shares	Value ($)
Germany - 0.6%
Jungheinrich AG (Cost $5,082)	201	7,523

TOTAL INVESTMENT IN SECURITIES - 97.9% (Cost $1,018,939)	1,201,516
NET OTHER ASSETS (LIABILITIES) - 2.1%	25,321
NET ASSETS - 100.0%	1,226,837

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,741 or 3.9% of net assets.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	-	1,000,000	1,000,000	423	-	-	-	0.0%
Total	-	1,000,000	1,000,000	423	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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